VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—55.9%
Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	$ 1,445	$ 1,364
Aerospace & Defense—0.7%
TransDigm, Inc. 6.375%, 6/15/26	2,400	2,370
Triumph Group, Inc. 144A 8.875%, 6/1/24(1)	671	694
		3,064

Airlines—0.9%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,955	2,248
Delta Air Lines, Inc. 7.375%, 1/15/26(2)	1,395	1,486
		3,734

Auto Components—2.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	2,010	1,873
Clarios Global LP 144A 8.500%, 5/15/27(1)	3,010	3,008
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	1,270	1,332
5.250%, 4/30/31	1,465	1,274
5.250%, 7/15/31(2)	1,495	1,289
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	655	662
		9,438

Auto Manufacturers—1.3%
Ford Motor Co.
9.000%, 4/22/25	2,545	2,836
9.625%, 4/22/30	2,205	2,696
		5,532

Building Materials—0.6%
Griffon Corp. 5.750%, 3/1/28	805	718
Koppers, Inc. 144A 6.000%, 2/15/25(1)	2,095	2,027
		2,745

Chemicals—1.0%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	1,320	1,237
Tronox, Inc. 144A 4.625%, 3/15/29(1)	1,485	1,325
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	2,110	1,798
		4,360

Commercial Services—2.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,475	1,253
	Par Value	Value

Commercial Services—continued
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	$ 2,060	$ 1,931
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,430	1,357
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,315	1,288
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	2,150	1,881
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,405	1,324
United Rentals North America, Inc. 5.250%, 1/15/30	2,395	2,323
		11,357

Computers—0.6%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	1,390	1,244
NCR Corp. 144A 5.125%, 4/15/29(1)	1,550	1,476
		2,720

Containers & Packaging—1.0%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	1,330	1,325
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)(2)	3,020	2,975
		4,300

Cosmetics & Personal Care—0.7%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)	1,665	1,619
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	1,430	1,384
		3,003

Diversified Financial Services—2.3%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,400	1,274
144A 5.750%, 11/15/31(1)	730	648
Navient Corp.
6.750%, 6/15/26	1,790	1,759
5.000%, 3/15/27(2)	1,585	1,443
4.875%, 3/15/28	705	618
OneMain Finance Corp.
8.250%, 10/1/23	1,565	1,620
6.625%, 1/15/28	1,810	1,788
5.375%, 11/15/29	615	552
		9,702

Electronic Equipment, Instruments & Components—0.6%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	2,560	2,643
Electronics—0.4%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	2,025	1,898
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Entertainment—3.5%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	$ 4,540	$ 4,589
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,335	1,287
International Game Technology plc 144A 6.250%, 1/15/27(1)	2,890	2,934
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	2,010	1,782
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	2,045	1,921
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	2,825	2,571
		15,084

Environmental Services—0.5%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	2,170	1,969
Equity Real Estate Investment Trusts (REITs)—1.5%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	2,820	2,585
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	1,340	1,300
144A 4.875%, 5/15/29(1)	1,450	1,328
Service Properties Trust 7.500%, 9/15/25	1,275	1,272
		6,485

Food & Beverage—1.7%
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	2,750	2,669
144A 4.250%, 8/1/29(1)	1,495	1,328
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	1,345	1,224
US Foods, Inc. 144A 4.750%, 2/15/29(1)	1,990	1,838
		7,059

Healthcare-Products—0.4%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)(2)	2,090	1,818
Healthcare-Services—2.1%
Community Health Systems, Inc. 144A 6.000%, 1/15/29(1)	3,995	3,776
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,380	1,370
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	4,030	3,868
		9,014

Home Builders—0.4%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	1,869	1,904
Internet—1.0%
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,125	1,179
	Par Value	Value

Internet—continued
144A 7.500%, 9/15/27(1)	$ 1,900	$ 1,955
144A 6.250%, 1/15/28(1)	1,295	1,282
		4,416

Investment Companies—0.5%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,140	1,921
Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27(2)	2,195	2,184
Leisure Time—1.9%
Carnival Corp.
144A 10.500%, 2/1/26(1)	1,290	1,419
144A 6.000%, 5/1/29(1)	1,460	1,310
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	2,630	2,430
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	866	942
144A 5.375%, 7/15/27(1)	700	643
144A 5.500%, 4/1/28(1)(2)	1,520	1,387
		8,131

Lodging—1.0%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	680	709
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	1,085	970
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,380	1,245
MGM Resorts International 4.750%, 10/15/28	1,480	1,360
		4,284

Machinery-Construction & Mining—0.5%
Terex Corp. 144A 5.000%, 5/15/29(1)	2,215	2,035
Media—4.8%
CCO Holdings LLC 4.500%, 5/1/32	2,310	1,943
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	2,630	2,424
Directv Financing LLC 144A 5.875%, 8/15/27(1)	2,160	2,033
DISH DBS Corp.
7.375%, 7/1/28(2)	3,025	2,645
144A 5.750%, 12/1/28(1)	1,150	1,029
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	1,395	1,202
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,280	1,984
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,063
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,240	2,024
TEGNA, Inc. 5.000%, 9/15/29(2)	1,415	1,373

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	$ 1,990	$ 1,841
		20,561

Mining—0.9%
Freeport-McMoRan, Inc. 5.250%, 9/1/29	1,265	1,268
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	1,495	1,382
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	904	972
		3,622

Oil, Gas & Consumable Fuels—5.9%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	1,215	1,287
144A 5.375%, 3/1/30(1)	750	733
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	1,710	1,769
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	1,355	1,347
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	2,430	2,484
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	1,480	1,496
144A 5.875%, 1/15/30(1)	700	674
Occidental Petroleum Corp.
5.550%, 3/15/26	2,510	2,573
6.625%, 9/1/30	2,510	2,720
PDC Energy, Inc. 5.750%, 5/15/26	2,150	2,092
Range Resources Corp. 144A 4.750%, 2/15/30(1)(2)	1,395	1,331
SM Energy Co. 6.500%, 7/15/28	1,535	1,513
Southwestern Energy Co. 5.375%, 3/15/30	1,405	1,387
Sunoco LP 144A 4.500%, 4/30/30(1)	730	659
USA Compression Partners LP 6.875%, 9/1/27	2,285	2,233
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	745	737
		25,035

Paper & Forest Products—0.5%
Mercer International, Inc.
5.125%, 2/1/29	645	599
144A 5.125%, 2/1/29(1)	1,470	1,366
		1,965

Pharmaceuticals—2.3%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)(2)	2,585	2,446
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	1,940	1,467
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	2,235	2,235
	Par Value	Value

Pharmaceuticals—continued
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	$ 2,480	$ 2,285
Organon & Co. 144A 5.125%, 4/30/31(1)	1,620	1,464
		9,897

Pipelines—3.0%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,405	1,317
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	1,400	1,362
DCP Midstream Operating LP 5.125%, 5/15/29	1,665	1,637
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,415	1,429
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	2,150	2,025
NuStar Logistics LP 6.375%, 10/1/30	1,445	1,423
Targa Resources Partners LP
6.500%, 7/15/27	980	1,010
6.875%, 1/15/29	2,300	2,426
		12,629

Real Estate—0.4%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,990	1,796
Retail—1.3%
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	725	653
144A 5.000%, 2/15/32(1)	725	643
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	1,945	1,935
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	680	638
144A 6.125%, 3/15/32(1)	680	629
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,475	1,261
		5,759

Semiconductors—0.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,750	3,816
Software—1.3%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,910	1,683
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	1,480	1,391
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	2,310	2,264
		5,338

Telecommunications—3.3%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	1,355	1,257

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Telecommunications—continued
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	$ 625	$ 491
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,295	1,182
144A 6.000%, 1/15/30(1)	1,425	1,240
Hughes Satellite Systems Corp. 6.625%, 8/1/26	2,610	2,597
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	1,590	1,391
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	1,575	1,282
Sprint Corp. 7.625%, 3/1/26	2,415	2,623
T-Mobile USA, Inc.
4.750%, 2/1/28	1,290	1,273
3.500%, 4/15/31	1,075	953
		14,289

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,500	1,530
144A 5.500%, 5/1/28(1)	750	647
		2,177

Total Corporate Bonds and Notes (Identified Cost $253,045)		239,048

Leveraged Loans—0.3%
Retail—0.3%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.256%, 3/3/28 (3)	1,168	1,156
Total Leveraged Loans (Identified Cost $1,169)		1,156

	Shares
Convertible Preferred Stocks—28.7%
Auto Components—1.6%
Aptiv plc Series A, 5.500%	56,155	6,941
Banks—8.2%
Bank of America Corp. Series L, 7.250%	12,080	14,699
Wells Fargo & Co. Series L, 7.500%	16,980	20,571
		35,270

Commercial Services & Supplies—0.6%
GFL Environmental, Inc., 6.000%	39,370	2,695
Diversified Financial Services—0.3%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,830	1,352
Electric Utilities—4.9%
NextEra Energy, Inc., 5.279%	78,590	3,687
	Shares	Value

Electric Utilities—continued
NextEra Energy, Inc., 6.219%(2)	254,310	$ 12,031
Southern Co. (The), 6.750%	93,670	5,140
		20,858

Healthcare Equipment & Supplies—1.9%
Boston Scientific Corp. Series A, 5.500%	71,510	8,070
Life Sciences Tools & Services—4.2%
Avantor, Inc. Series A, 6.250%	84,600	8,209
Danaher Corp. Series B, 5.000%(2)	7,175	9,898
		18,107

Machinery—0.5%
Stanley Black & Decker, Inc., 5.250%(2)	26,915	2,115
Pharmaceuticals—0.5%
Elanco Animal Health, Inc., 5.000%(2)	50,815	2,035
Professional Services—0.7%
Clarivate plc Series A, 5.250%	44,160	2,850
Semiconductors & Semiconductor Equipment—3.8%
Broadcom, Inc. Series A, 8.000%	9,210	16,067
Telecommunications—1.5%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	6,055	6,619
Total Convertible Preferred Stocks (Identified Cost $106,553)		122,979

Preferred Stocks—0.6%
Entertainment—0.6%
LiveStyle, Inc. Series B (4)(5)(6)(7)(8)	25,188	2,519
LiveStyle, Inc. Series B (4)(5)(6)(7)	6,750	—
		2,519

Total Preferred Stocks (Identified Cost $9,219)		2,519

Common Stocks—1.0%
Banks—1.0%
CCF Holdings LLC(6)(7)	7,808,320	3,670
CCF Holdings LLC Class M(6)(7)	879,959	413
		4,083

Consumer Finance—0.0%
Erickson, Inc.(6)(7)	8,295	185
Entertainment—0.0%
LiveStyle, Inc.(4)(5)(6)(7)(8)	90,407	—(9)
Total Common Stocks (Identified Cost $30,173)		4,268

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(6)(7)	1,455,681	$ 364
Media—0.0%
Affinion Group Holdings(6)(7)(8)	15,602	—
Total Warrants (Identified Cost $3,080)		364

	Par Value
Convertible Bonds and Notes—89.2%
Airlines—2.5%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 2,790	3,891
Southwest Airlines Co. 1.250%, 5/1/25	4,880	6,663
		10,554

Auto Manufacturers—3.2%
Ford Motor Co. 0.000%, 3/15/26	5,405	5,737
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	5,250	3,623
NIO, Inc.
0.000%, 2/1/26	2,010	1,664
0.500%, 2/1/27	3,355	2,600
		13,624

Banks—2.6%
BofA Finance LLC 0.125%, 9/1/22	5,970	5,955
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(1)	5,220	5,131
		11,086

Biotechnology—1.8%
Bridgebio Pharma, Inc. 2.250%, 2/1/29	2,860	1,409
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	2,435	2,089
NeoGenomics, Inc. 1.250%, 5/1/25	4,930	4,184
		7,682

Commercial Services—7.7%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	5,960	3,943
Block, Inc. 0.000%, 5/1/26(2)	8,680	7,470
Euronet Worldwide, Inc. 0.750%, 3/15/49(2)	8,485	9,360
Marathon Digital Holdings, Inc. 144A 1.000%, 12/1/26(1)	7,125	4,150
Shift4 Payments, Inc.
0.000%, 12/15/25	1,875	1,804
144A 0.500%, 8/1/27(1)(2)	4,005	3,260
	Par Value	Value

Commercial Services—continued
Stride, Inc. 1.125%, 9/1/27	$ 2,850	$ 2,937
		32,924

Computers—2.7%
3D Systems Corp. 144A 0.000%, 11/15/26(1)	4,585	3,388
Lumentum Holdings, Inc.
0.500%, 12/15/26	2,175	2,274
144A 0.500%, 6/15/28(1)	2,850	2,520
Zscaler, Inc. 0.125%, 7/1/25	2,410	3,578
		11,760

Cosmetics & Personal Care—1.7%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	8,755	7,345
Diversified Financial Services—3.0%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)(2)	9,320	7,461
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)(2)	5,240	3,514
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(1)	2,615	2,000
		12,975

Electronics—1.6%
II-VI, Inc. 0.250%, 9/1/22	3,630	4,801
Itron, Inc. 0.000%, 3/15/26	2,400	1,968
		6,769

Energy-Alternate Sources—2.7%
Enphase Energy, Inc.
0.000%, 3/1/26	6,640	6,248
0.000%, 3/1/28	3,785	3,600
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)(2)	2,280	1,778
		11,626

Entertainment—2.4%
DraftKings, Inc. 0.000%, 3/15/28	5,875	3,904
Vail Resorts, Inc. 0.000%, 1/1/26(2)	6,875	6,467
		10,371

Equity Real Estate Investment Trusts (REITs)—1.0%
Pebblebrook Hotel Trust 1.750%, 12/15/26	3,620	4,096
Healthcare-Products—2.1%
Exact Sciences Corp. 0.375%, 3/1/28(2)	5,125	4,121

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Insulet Corp. 0.375%, 9/1/26	$ 3,970	$ 4,883
		9,004

Healthcare-Services—3.3%
Oak Street Health, Inc. 0.000%, 3/15/26(2)	10,645	7,791
Teladoc Health, Inc. 1.250%, 6/1/27	8,470	6,280
		14,071

Internet—21.8%
Airbnb, Inc. 0.000%, 3/15/26	7,260	6,654
Booking Holdings, Inc. 0.750%, 5/1/25(2)	4,380	6,088
Etsy, Inc.
0.125%, 9/1/27	2,595	2,247
144A 0.250%, 6/15/28(1)	5,915	4,703
Expedia Group, Inc. 0.000%, 2/15/26(2)	7,780	9,122
fuboTV, Inc. 3.250%, 2/15/26	7,405	4,313
Lyft, Inc. 1.500%, 5/15/25	515	578
Mandiant, Inc. 0.875%, 6/1/24	1,225	1,340
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	5,050	5,775
Okta, Inc. 0.375%, 6/15/26	4,390	3,918
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)(2)	1,830	1,287
Palo Alto Networks, Inc.
0.750%, 7/1/23	575	1,217
0.375%, 6/1/25	4,165	7,984
Sea Ltd. 0.250%, 9/15/26(2)	6,600	4,967
Snap, Inc.
0.000%, 5/1/27	7,785	6,177
144A 0.125%, 3/1/28(1)	3,245	2,844
Spotify USA, Inc. 0.000%, 3/15/26	4,580	3,729
Twitter, Inc. 0.000%, 3/15/26	6,815	6,437
Uber Technologies, Inc. 0.000%, 12/15/25(2)	7,800	6,735
Wayfair, Inc. 0.625%, 10/1/25(2)	6,330	4,726
Zillow Group, Inc. 2.750%, 5/15/25	2,335	2,407
		93,248

Leisure Time—2.9%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	6,540	5,713
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	1,710	2,105
	Par Value	Value

Leisure Time—continued
2.875%, 11/15/23	$ 4,080	$ 4,694
		12,512

Machinery-Diversified—0.7%
Middleby Corp. (The) 1.000%, 9/1/25	2,210	2,885
Media—4.3%
DISH Network Corp.
0.000%, 12/15/25	3,640	3,285
3.375%, 8/15/26	4,580	3,927
Liberty Media Corp.
1.375%, 10/15/23	3,765	4,895
144A 0.500%, 12/1/50(1)	4,755	6,165
		18,272

Oil, Gas & Consumable Fuels—1.8%
Pioneer Natural Resources Co. 0.250%, 5/15/25	3,510	7,726
Pharmaceuticals—2.7%
Dexcom, Inc. 0.250%, 11/15/25(2)	3,830	4,005
Jazz Investments I Ltd. 2.000%, 6/15/26	6,125	7,476
		11,481

Retail—1.3%
Burlington Stores, Inc. 2.250%, 4/15/25	3,390	4,066
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	465	1,395
		5,461

Semiconductors—1.4%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	1,395	1,307
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	3,015	3,599
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	1,090	1,090
		5,996

Software—13.8%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,850	3,568
Avalara, Inc. 144A 0.250%, 8/1/26(1)(2)	1,425	1,138
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)(2)	9,780	8,240
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	6,535	5,702
Confluent, Inc. 144A 0.000%, 1/15/27(1)	7,615	5,833
Coupa Software, Inc. 0.375%, 6/15/26	9,045	7,354
Five9, Inc. 0.500%, 6/1/25	1,180	1,270

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
i3 Verticals LLC 1.000%, 2/15/25	$ 2,435	$ 2,372
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)	1,325	1,224
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	3,090	2,472
Splunk, Inc. 1.125%, 6/15/27(2)	8,720	7,822
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	9,875	7,638
Workday, Inc. 0.250%, 10/1/22	3,275	4,637
		59,270

Transportation—0.2%
Air Transport Services Group, Inc. 1.125%, 10/15/24	865	984
Total Convertible Bonds and Notes (Identified Cost $427,114)		381,722

Total Long-Term Investments—175.8% (Identified Cost $830,353)		752,056

	Shares
Short-Term Investment—7.9%
Money Market Mutual Fund—7.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(10)	33,691,095	33,691
Total Short-Term Investment (Identified Cost $33,691)		33,691

Securities Lending Collateral—9.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(10)(11)	40,000,000	40,000
Total Securities Lending Collateral (Identified Cost $40,000)		40,000

TOTAL INVESTMENTS—193.0% (Identified Cost $904,044)		$825,747
Other assets and liabilities, net—(17.4)%		(74,574)
Preferred Shares—(75.5)%		(323,275)
NET ASSETS—100.0%		$427,898
Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $291,678 or 68.2% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Variable rate security. Rate disclosed is as of April 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	During the reporting period, a member of the Fund’s portfolio management team was a member of the board of directors of LiveStyle, Inc. As of the reporting period end, this is no longer the case.
(5)	Affiliated company.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Security is restricted from resale.
(9)	Amount is less than $500
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	92%
United Kingdom	3
Bermuda	3
Liberia	1
Cayman Islands	1
Total	100%
† % of total investments as of April 30, 2022.

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of April 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$239,048	$—	$239,048	$—
Leveraged Loans	1,156	—	1,156	—
Convertible Bonds and Notes	381,722	—	381,722	—
Equity Securities:
Convertible Preferred Stocks	122,979	115,008	7,971	—
Common Stocks	4,268	—	—	4,268
Preferred Stocks	2,519	—	—	2,519(1)
Warrants	364	—	—	364(1)
Securities Lending Collateral	40,000	40,000	—	—
Money Market Mutual Fund	33,691	33,691	—	—
Total Investments	$825,747	$188,699	$629,897	$7,151

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment.If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 6,885	$ 4,031	$ 2,519(a)	$ 335(a)
Change in unrealized appreciation (depreciation)(b)	266	237	—	29
Balance as of April 30, 2022	$ 7,151	$ 4,268	$ 2,519(a)	$ 364(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at April 30, 2022, was $266.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2022:
Investments in Securities – Assets	Ending Balance at April 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stocks:
LiveStyle, Inc. Series B	$2,519	Market and Company Comparables	EV Multiples	2.71x (0.23x - 7.15x)
			Illiquidity Discount	-20% - 30%

Common Stocks:
CCF Holdings LLC	$3,670	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$413	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

Erickson, Inc.	$185	Market and Company Comparables	EV Multiples	1.13x (0.82x - 2.48x)
				11.03x (8.84x - 15.10x)
				0.90x (0.56x - 1.60x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	2.71x (0.23x - 7.15x)
			Illiquidity Discount	-20% - 30%

Warrants:
CCF Holdings LLC	$364	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	50.76%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On May 18, 2022, the Fund had been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to four months. Consequently, in the coming weeks, the Board of each Fund will consider possible options and alternatives, including a potential proposal to Fund shareholders to approve a new subadviser.  Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management (“Voya”) to transfer the investment team who currently manage the Fund to Voya. AllianzGI will bear all expenses associated with the transition of the Fund, including expenses associated with obtaining necessary shareholder approvals.
Effective June 22, 2022, the Fund’s name will be changed to Virtus Convertible & Income Fund. No change to the Fund’s investment objective, investment strategies, CUSIP, or New York Stock Exchange (NYSE) ticker symbol is expected in connection with the name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.